Annual Total Returns - Class A	Sep. 30, 2021
Prospectus #1 | Delaware Ivy California Municipal High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	8.51%
2018	(0.04%)
2019	8.67%
2020	2.97%
2021	2.63%
Prospectus #1 | Delaware Ivy Cash Management Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	0.02%
2013	0.02%
2014	0.02%
2015	0.02%
2016	0.03%
2017	0.43%
2018	1.40%
2019	1.77%
2020	0.36%
2021	0.04%
Prospectus #1 | Delaware Ivy Corporate Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	5.37%
2013	(2.33%)
2014	3.54%
2015	0.13%
2016	3.96%
2017	3.80%
2018	(1.79%)
2019	11.64%
2020	10.49%
2021	(0.92%)
Prospectus #1 | Delaware Ivy Crossover Credit Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(4.26%)
2019	15.62%
2020	13.30%
2021	0.68%
Prospectus #1 | Delaware Ivy Emerging Markets Local Currency Debt Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(11.32%)
2016	7.81%
2017	9.61%
2018	(10.01%)
2019	9.16%
2020	3.97%
2021	(9.65%)
Prospectus #1 | Delaware Ivy Government Securities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	1.65%
2013	(4.51%)
2014	3.18%
2015	none
2016	0.40%
2017	1.33%
2018	0.34%
2019	5.37%
2020	5.02%
2021	(1.97%)
Prospectus #1 | Delaware Ivy High Yield Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(4.06%)
2019	14.86%
2020	7.36%
2021	4.97%
Prospectus #1 | Delaware Ivy International Small Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(19.08%)
2019	23.75%
2020	14.28%
2021	11.20%
Prospectus #1 | Delaware Ivy Multi-Asset Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2016	7.09%
2017	10.49%
2018	(4.71%)
2019	15.53%
2020	3.87%
2021	11.70%
Prospectus #1 | Delaware Ivy Strategic Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2016	7.80%
2017	4.19%
2018	(0.55%)
2019	8.74%
2020	7.25%
2021	2.15%
Prospectus #1 | Delaware Ivy Total Return Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	1.90%
2018	0.41%
2019	7.30%
2020	3.35%
2021	(2.96%)
Prospectus #2 | Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(2.73%)
2019	11.41%
2020	0.38%
2021	4.90%
Prospectus #2 | Delaware Ivy ProShares MSCI ACWI Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(9.57%)
2019	26.04%
2020	16.14%
2021	17.78%
Prospectus #2 | Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(1.25%)
2019	16.85%
2020	(5.36%)
2021	18.64%
Prospectus #2 | Delaware Ivy ProShares S&P 500 Bond Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(3.66%)
2019	14.20%
2020	9.84%
2021	(2.08%)
Prospectus #2 | Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(3.54%)
2019	26.99%
2020	7.88%
2021	25.00%